UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 MARCH 2010

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct SmallCap Management, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-12774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Lockwood
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ David Lockwood         San Francisco, CA       May 13, 2010
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       16
                                             ---------------
Form 13F Information Table Value Total:       $216,525
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ACTIVIDENTITY CORP               COM      00506P103      8,142    2,866,923    SH           Sole              2,866,923
-----------------------------------------------------------------------------------------------------------------------------------
BIGBAND NETWORKS INC             COM      089750509     17,397    4,952,795    SH           Sole              4,952,795
-----------------------------------------------------------------------------------------------------------------------------------
BWAY HOLDINGS CO                 COM      12429T104     26,646    1,325,654    SH           Sole              1,325,654
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY SOLUTIONS INC             COM      292756202     29,758    4,627,943    SH           Sole              4,627,943
-----------------------------------------------------------------------------------------------------------------------------------
IMMERSION CORP                   COM      452521107      7,068    1,413,503    SH           Sole              1,413,503
-----------------------------------------------------------------------------------------------------------------------------------
IMMUCOR INC                      COM      452526106     30,734    1,372,671    SH           Sole              1,372,671
-----------------------------------------------------------------------------------------------------------------------------------
INTERDIGITAL INC                 COM      45867G101      9,453      339,299    SH           Sole                339,299
-----------------------------------------------------------------------------------------------------------------------------------
LAWSON SOFTWARE INC              COM      52078P102        660      100,000    SH           Sole                100,000
-----------------------------------------------------------------------------------------------------------------------------------
MASIMO CORP                      COM      574795100     13,033      490,893    SH           Sole                490,893
-----------------------------------------------------------------------------------------------------------------------------------
MICROSEMI CORP                   COM      595137100     15,425      889,549    SH           Sole                889,549
-----------------------------------------------------------------------------------------------------------------------------------
MISTRAS GROUP INC                COM      60649T107        900       90,074    SH           Sole                 90,074
-----------------------------------------------------------------------------------------------------------------------------------
NEUTRAL TANDEM INC               COM      64128B108     16,803    1,051,508    SH           Sole              1,051,508
-----------------------------------------------------------------------------------------------------------------------------------
S 1 CORP                         COM      78463B101      6,638    1,125,000    SH           Sole              1,125,000
-----------------------------------------------------------------------------------------------------------------------------------
STEINWAY MUSICAL INSTRUMENTS     COM      858495104     20,371    1,081,853    SH           Sole              1,081,853
-----------------------------------------------------------------------------------------------------------------------------------
SYMYX TECHNOLOGIES INC           COM      87155S108      1,192      265,500    SH           Sole                265,500
-----------------------------------------------------------------------------------------------------------------------------------
TRANSDIGM GROUP INC              COM      893641100     12,305      232,000    SH           Sole                232,000
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